SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance expenses:
Interest in respect of credit cards and bank fees	$ 3,846	$ 4,957	$ 5,380
Interest in respect of loans	300	377	346
Amortization/accretion of premium/discount on marketable securities	0	0	237
Realized gain/loss from marketable securities, net	0	63	0
Changes in derivatives fair value	430	0	1,509
Foreign exchange transactions losses	1,781	154	3,818
Finance expenses	6,357	5,551	11,290
Finance income:
Interest in respect of cash and cash equivalent and short-term bank deposits	4,799	1,473	20
Changes in derivatives fair value	0	680	0
Interest income from marketable securities	0	107	287
Foreign exchange transactions gains	1,549	4,360	14,062
Finance income	6,348	6,620	14,369
Finance expenses (income), net	9	(1,069)	(3,079)
Numerator:
Net loss attributable to controlling interest, as reported	(42,832)	(107,656)	(57,054)
Adjustment to redemption value of non-controlling interest	3,782	(532)	(198)
Numerator for basic and diluted net loss per share	$ (39,050)	$ (108,188)	$ (57,252)
Denominator:
Denominator for basic loss per share	34,539	34,519	34,488
Denominator for diluted loss per share	34,539	34,519	34,488
Earnings per share:
Basic loss per share	$ (1.13)	$ (3.13)	$ (1.66)
Diluted loss per share	$ (1.13)	$ (3.13)	$ (1.66)